LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
Schedule Of Future Minimum Lease Payments
The future minimum lease payments under the Company's leases as at December 31, 2022 are as follows:

(in thousands of $)
2023	1,103
2024	1,206
2025	1,237
Total minimum lease payments	3,546
Less: Imputed interest	(150)
Present value of obligations under leases	3,396

The future minimum lease payments under the Company's leases as at December 31, 2021 are as follows:

(in thousands of $)
2022	12,235
2023	12,753
2024	12,054
2025	12,810
2026	11,705
Thereafter	1,641
Total minimum lease payments	63,198
Less: Imputed interest	(10,496)
Present value of obligations under leases	52,702

Schedule Of Minimum Future Revenue Receivable Under Fixed Rate Contracts	The minimum future revenues to be received under fixed rate contracts as of December 31, 2022 are as follows:

(in thousands of $)
2023	24,090
2024	24,156
2025	15,954
Total minimum lease payments	64,200

The minimum future revenues to be received under fixed rate contracts as of December 31, 2021 were as follows:

(in thousands of $)
2022	28,968
Total minimum lease payments	28,968